Revenue - Revenue by timing of transfer of services (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 2,327,846,000	¥ 1,413,489,000	¥ 581,912,000
At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,414,135,000	1,016,400,000	455,099,000
Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	913,711,000	397,089,000	126,813,000
Implementation
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	570,822,000	295,916,000	50,738,000
Implementation | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	570,822,000	295,916,000	50,738,000
Business origination services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	770,893,000	554,957,000	451,244,000
Business origination services | At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	770,893,000	554,957,000	451,244,000
Revenue from guarantee model
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	13,657,000	29,746,000	105,996,000
Risk management services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	327,120,000	205,160,000	86,000
Risk management services | At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	327,120,000	205,160,000	86,000
Operation support services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	582,968,000	309,502,000	51,105,000
Operation support services | At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	278,768,000	243,112,000	3,769,000
Operation support services | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	304,200,000	66,390,000	47,336,000
Post implementation support services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	36,000,000	27,442,000	5,257,000
Post implementation support services | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	36,000,000	27,442,000	5,257,000
Others
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	40,043,000	20,512,000	23,482,000
Others | At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	37,354,000	13,171,000
Others | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 2,689,000	¥ 7,341,000	¥ 23,482,000